Share-Based Compensation - Schedule of Stock Option Activity (Detail) - CNH EIP [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Shares
Outstanding at beginning of year | shares	7,210,881
Expired | shares	(3,832,177)
Exercised | shares	(3,164,130)
Outstanding at end of year | shares	214,574
Exercisable at end of year | shares	214,574
Weighted-Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 9.51
Expired | $ / shares	10.15
Exercised | $ / shares	8.78
Outstanding at end of year | $ / shares	8.78
Exercisable at end of year | $ / shares	$ 8.78